Commitments and Contingencies (Details Narrative)																															3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 21, 2023 USD ($)	Nov. 16, 2022 USD ($)	Nov. 14, 2022 USD ($) $ / shares shares	Oct. 12, 2022 shares	Jul. 14, 2022 shares	Apr. 24, 2022 USD ($)	Mar. 31, 2022 shares	Feb. 24, 2022 shares	Feb. 09, 2022 USD ($) shares	Jan. 18, 2022 USD ($) shares	Jan. 06, 2022 shares	Dec. 27, 2021 USD ($) shares	Dec. 07, 2021 USD ($) shares	Dec. 03, 2021 USD ($) shares	Nov. 17, 2021 $ / shares shares	Oct. 25, 2021 USD ($)	Oct. 22, 2021 USD ($) shares	Oct. 21, 2021 shares	Oct. 11, 2021 USD ($) shares	Aug. 24, 2021 USD ($) shares	May 06, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Apr. 07, 2021 shares	Mar. 31, 2021 shares	Mar. 22, 2021 USD ($) shares	Mar. 08, 2021 shares	Feb. 07, 2021 shares	Feb. 03, 2021 USD ($) shares	Jan. 23, 2020 USD ($)	Mar. 07, 2019 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 14, 2023 shares	Jul. 14, 2023 USD ($) $ / shares shares	May 16, 2023 USD ($)	Feb. 28, 2023 shares	Feb. 27, 2023 shares	Jan. 19, 2023 shares	Nov. 11, 2022 USD ($)	Oct. 07, 2021 $ / shares shares	Oct. 06, 2021 shares
Loss Contingencies [Line Items]
Common stock, par value | $ / shares			$ 0.0001												$ 0.0001																$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001								$ 0.0001
Common stock, authorized | shares																															150,000,000				150,000,000	50,000,000	50,000,000				150,000,000.0	50,000,000.0			50,000,000	25,000,000
Number of days to issue common stock			10 days
Common stock, shares issued | shares																															36,000,000.0				36,000,000.0	29,287,212	26,110,268
Share price | $ / shares			$ 1.5625
Convertible notes payable																																					$ 100,000
Accrued interest																															$ 21,000				$ 21,000
Shares issued for chair of such committee																															$ 4,349,000	$ 3,020,000	$ 2,000	$ 16,000		$ 17,552	$ 1,327,027
Number of common stock shares issued | shares								1,209,604							6,772,000								1,250,000
Common stock, shares outstanding | shares																															36,000,000.0				36,000,000.0	29,287,212	26,110,268						29,300,000
Percentage of issued and outstanding			49.90%
Deferred revenue																															$ 1,388,000				$ 1,388,000	$ 1,371,170	$ 1,063,373
Upon Completion of Agreement [Member]
Loss Contingencies [Line Items]
Stock issued during period shares issuable for services | shares																										30,000	40,000
Note Holder [Member]
Loss Contingencies [Line Items]
Convertible notes payable						$ 110,000
Litigation Settlement, Expense						171,035
Accrued interest																																				30,000	30,000
Value of issued shares of common stock						40,000
Promissory note						$ 100,000
Consultant [Member]
Loss Contingencies [Line Items]
Stock issued during period shares issuable for services | shares													160,000						40,000
Shares issued for chair of such committee													$ 177,600						$ 40,800
Value of issued shares of common stock										$ 15,600		$ 7,400		$ 84,975			$ 15,150			$ 20,999	$ 214,500	$ 14,700						$ 42,600
Number of common stock shares issued | shares										30,000		10,000		82,500			15,000			15,000	150,000	10,000						20,000
Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Number of common stock shares issued | shares				75,792	74,019		53,961				39,573							24,275		20,829				12,711				16,126
Cash compensation																																					12,000							$ 22,000
Director [Member]
Loss Contingencies [Line Items]
Shares issued for chair of such committee																																					8,000
Committee [Member]
Loss Contingencies [Line Items]
Shares issued for chair of such committee																																					6,000
Chair of Committee [Member]
Loss Contingencies [Line Items]
Shares issued for chair of such committee																																					4,000
Board Compensation [Member]
Loss Contingencies [Line Items]
Cash compensation																																				33,000
Accrued liabilities																																				28,487
Chief Accounting Officer [Member]
Loss Contingencies [Line Items]
Officers compensation									$ 175,000
Salary percentage									25.00%
Shares of common stock issued | shares									25,000
Weighted average remaining contractual term									5 years
Sales Taxes [Member]
Loss Contingencies [Line Items]
Accrued for sales tax payable includes interest payable, amount																															100,000				100,000	44,615	125,550
Restaurant [Member]
Loss Contingencies [Line Items]
Royalty fee																$ 1,000.0
Restaurant [Member] | Muscle Maker Development International LLC [Member]
Loss Contingencies [Line Items]
Royalty fee																1,000
Franchise Agreement [Member]
Loss Contingencies [Line Items]
Payments from related party																															100,000				100,000
Deferred revenue																																				425,222	$ 217,500
Master Franchise Agreement [Member]
Loss Contingencies [Line Items]
Consideration payable																200,000
Initial deposit																20,000.0
Master Franchise Agreement [Member] | Muscle Maker Development International LLC [Member]
Loss Contingencies [Line Items]
Consideration payable																150,000
Initial deposit																50,000
Master Franchise Agreement [Member] | Restaurant [Member]
Loss Contingencies [Line Items]
Consideration payable																20,000.0
Master Franchise Agreement [Member] | Restaurant [Member] | Muscle Maker Development International LLC [Member]
Loss Contingencies [Line Items]
Consideration payable																$ 20,000
Litigations, Claims and Assessments [Member]
Loss Contingencies [Line Items]
Debt payment																																				$ 10,000
Litigation Settlement, Amount Awarded to Other Party																													$ 130,185
Roper Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Officers compensation		$ 350,000
Additional bonus		50,000
Roper Agreement [Member] | Designated Directors [Member]
Loss Contingencies [Line Items]
Additional bonus		25,000
Black Agreement [Member] | Designated Directors [Member]
Loss Contingencies [Line Items]
Additional bonus	$ 25,000.0	25,000
Black Agreement [Member] | Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Officers compensation	200,000	190,000
Additional bonus	$ 100,000	$ 50,000
Salary percentage	50.00%	50.00%
Miller Agreement [Member] | Designated Directors [Member]
Loss Contingencies [Line Items]
Additional bonus		$ 25,000
Miller Agreement [Member] | Chief Operating Officer [Member]
Loss Contingencies [Line Items]
Officers compensation		$ 275,000
Salary percentage		75.00%
Mohan Agreement [Member]
Loss Contingencies [Line Items]
Additional bonus		$ 50,000
Mohan Agreement [Member] | Chief Investment Officer [Member]
Loss Contingencies [Line Items]
Officers compensation		200,000
Additional bonus		$ 100,000
Salary percentage		75.00%
accrued bonus payments		$ 25,000
Infante Agreement [Member] | Chief Marketing Officer [Member]
Loss Contingencies [Line Items]
Officers compensation		175,000
Additional bonus		$ 25,000
Salary percentage		25.00%
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Agreement term description																										The term of the agreement was for five months from the effective date on March 8, 2021.	The term of the agreement is for five months from the effective date on February 7, 2021.
Stock issued during period shares issuable for services | shares																										70,000	60,000									30,000	40,000
Shares issued for chair of such committee																																				$ 31,800	$ 42,400
Value of issued shares of common stock																									$ 250,000
Number of common stock shares issued | shares																									150,000
Consulting Agreement [Member] | Consultant [Member]
Loss Contingencies [Line Items]
Stock issued during period shares issuable for services | shares																										100,000	100,000
Maximum [Member]
Loss Contingencies [Line Items]
Notes payable			$ 71,520,462
Aggia LLC [Member]
Loss Contingencies [Line Items]
Common stock, par value | $ / shares			$ 0.0001																																				$ 0.0001
Shares issued, price | $ / shares			$ 1.5625																																				$ 3.125
Common stock, authorized | shares			14,400,000																																			14,400,000	14,400,000		14,400,000
Percentage of issued and outstanding shares			0.1999																																						0.20
Notes payable																																							$ 71,500,000
Common stock, shares issued | shares			5,600,000																																				8,900,000
Percentage of issued and outstanding shares, maximum authorized amount			49.9																																			0.499
Share price, percentage of net income generated by business segment																																							40.00%
Share price, at percentage of net income generated by business segment | $ / shares																																							$ 1.25
Share price | $ / shares																																							$ 0.001
Reimbursement of operating costs																															1,000,000.0				1,800,000
Aggia LLC [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Notes payable			$ 71,500,000
Aggia LLC [Member] | Maximum [Member] | Operating Expense [Member]
Loss Contingencies [Line Items]
Reimbursement of operating costs																																			300,000
Aggia LLC [Member] | Maximum [Member] | Labor [Member]
Loss Contingencies [Line Items]
Reimbursement of operating costs																															$ 800,000				200,000
Aggia LLC [Member] | Maximum [Member] | Labor [Member] | Operating Expense [Member]
Loss Contingencies [Line Items]
Reimbursement of operating costs																																			1,400,000
Aggia LLC [Member] | Maximum [Member] | Labor [Member] | General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Reimbursement of operating costs																																			$ 100,000
Sadot Agri-Foods [Member] | Zamproagro Limited ZPG and Cropit Farming Limited [Member] | Call Option [Member]
Loss Contingencies [Line Items]
Option contract, purchase price																																								$ 8,500,000
Resolute Contractors, Inc [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party																														$ 32,809
Aggia LLC [Member]
Loss Contingencies [Line Items]
Common stock, shares issued | shares			14,424,275
Common stock, shares outstanding | shares			14,424,275
Percentage of issued and outstanding			19.99%
Sadot Enterprises Limited & Sadot Zambia [Member] | Sadot Agri-Foods [Member]
Loss Contingencies [Line Items]
Ownership percentage (in percent)																																								70.00%
Escrow deposit																																								$ 3,500,000
Sadot Enterprises Limited & Sadot Zambia [Member] | Cropit Farming Limited & Cropit [Member]
Loss Contingencies [Line Items]
Ownership percentage (in percent)																																								30.00%
Agricultural Land, Mkushi Farm Block of Zambia's Region II Agricultural Zone [Member] | Sadot Enterprises Limited & Sadot Zambia [Member]
Loss Contingencies [Line Items]
Ownership percentage (in percent)																																								100.00%